Earnings per share - Schedule of Earnings per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Income/(loss) attributable to Shell plc shareholders	$ 3,517	$ 7,358	$ 3,134	$ 10,874	$ 11,843
Weighted average number of shares used as the basis for determining:
Basic earnings per share (in shares)	6,355.4	6,440.1	6,793.4	6,397.7	6,855.8
Diluted earnings per share (in shares)	6,417.6	6,504.3	6,854.2	6,461.0	6,917.8